Significant Accounting Policies (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Useful lives of internal use software	3 years
Lease term	12 years	12 years
Employee compensation percentage	8.33%
Unbilled receivables	$ 13	$ 26
Revenue	9	$ 30
Credit loss	20
Dividend amounted	$ 7
Percentage of dividend	100.00%
Antidilutive shares (in Shares)	1,649,915	1,306,124	3,080,012